UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 632-6000

Date of fiscal year end:         12/31

Date of reporting period:      3/31/2009

FORM N-Q

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2009 (unaudited)

Description	Shares	Value
Common Stocks — 96.1%

Australia — 7.2%
Macquarie Communications
Infrastructure Group	455,000	$724,520
Macquarie Infrastructure Group (c)	2,139,321	2,186,738
TABCORP Holdings, Ltd.	126,977	573,907
Telstra Corp., Ltd.	316,969	707,498
Total Australia		4,192,663

Brazil — 4.0%
Redecard SA	113,700	1,374,840
Souza Cruz SA	51,380	969,016
Total Brazil		2,343,856

Cyprus — 1.2%
Bank of Cyprus Public Co., Ltd.	229,495	698,237

Egypt — 2.5%
Egyptian Company for Mobile
Services	55,920	1,459,300
Finland — 2.8%
Nokia Corp. Sponsored ADR	32,900	383,943
Sampo Oyj, A Shares	84,323	1,245,791
Total Finland		1,629,734

France — 5.8%
Axa SA	56,741	682,244
Total SA	31,930	1,587,651
Vivendi	42,502	1,125,128
Total France		3,395,023

Germany — 1.8%
Allianz SE	12,565	1,056,053

Greece — 3.5%
Hellenic Telecommunications
Organization SA	39,100	583,898
OPAP SA	56,322	1,483,119
Total Greece		2,067,017

Hong Kong — 1.8%
Esprit Holdings, Ltd.	146,000	744,071
Pacific Basin Shipping, Ltd.	644,000	296,633
Total Hong Kong		1,040,704

Indonesia — 0.3%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	7,500	192,750

Ireland — 0.3%
Irish Life & Permanent PLC	132,600	$193,790

Israel — 1.7%
Israel Chemicals, Ltd.	118,858	963,934

Italy — 3.8%
Atlantia SpA	30,500	461,143
Eni SpA	77,202	1,499,582
Terna SpA	88,000	274,170
Total Italy		2,234,895

Japan — 1.6%
Ichiyoshi Securities Co., Ltd.	55,900	238,882
Mitsubishi Corp.	32,300	419,311
Nomura Holdings, Inc.	57,400	287,043
Total Japan		945,236

Mexico — 1.8%
Kimberly-Clark de Mexico SAB de
CV, Series A	322,100	1,045,546

Netherlands — 1.6%
Royal Dutch Shell PLC, A Shares	41,200	926,720

New Zealand — 1.1%
Telecom Corp. of New Zealand,
Ltd.	484,953	630,798

Philippines — 1.3%
Philippine Long Distance
Telephone Co. Sponsored ADR	17,500	772,275

Russia — 0.0%
Evraz Group SA GDR	2,300	18,998

Singapore — 0.7%
DBS Group Holdings, Ltd.	69,000	383,346

South Africa — 2.5%
Kumba Iron Ore, Ltd.	85,915	1,486,745
Pretoria Portland Cement Co., Ltd.	1	3
Total South Africa		1,486,748

South Korea — 0.6%
Macquarie Korea Infrastructure
Fund GDR	102,050	328,295

Spain — 1.2%
Bolsas y Mercados Espanoles	28,900	668,484

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

Description	Shares	Value

Switzerland — 2.3%
Zurich Financial Services AG	8,501	$1,345,015

Taiwan — 3.6%
HTC Corp.	41,000	504,158
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,071,807	1,624,524
Total Taiwan		2,128,682

Turkey — 1.5%
Ford Otomotiv Sanayi AS	200,200	546,630
Turkiye Halk Bankasi AS	158,732	347,487
Total Turkey		894,117

United Kingdom — 7.9%
BP PLC	211,264	1,429,268
Old Mutual PLC	905,600	674,389
Prudential PLC	125,543	607,056
Vodafone Group PLC	1,095,600	1,929,656
Total United Kingdom		4,640,369

United States — 31.7%
Air Products & Chemicals, Inc.	16,240	913,500
Altria Group, Inc. (c)	102,700	1,645,254
Analog Devices, Inc.	12,600	242,802
AT&T, Inc. (c)	57,250	1,442,700
Chevron Corp.	6,520	438,405
Deere & Co.	7,860	258,358
Diamond Offshore Drilling, Inc.	13,450	845,467
General Electric Co.	26,600	268,926
Honeywell International, Inc.	11,200	312,032
Intel Corp.	52,600	791,630
Limited Brands, Inc.	85,800	746,460
Mattel, Inc.	38,200	440,446
Merck & Co., Inc.	64,500	1,725,375
Pfizer, Inc. (c)	110,700	1,507,734
Pitney Bowes, Inc.	60,900	1,422,015
Reynolds American, Inc. (c)	40,000	1,433,600
RPM International, Inc.	49,100	625,043
Sara Lee Corp.	49,700	401,576
Spectra Energy Corp.	34,700	490,658
The Macerich Co. REIT	19,010	119,003
Time Warner Cable, Inc.	18,266	452,997
USA Mobility, Inc. (a)	69,740	642,305
Verizon Communications, Inc.	38,400	1,159,680
Wells Fargo & Co.	12,650	180,136
Total United States		18,506,102
Total Common Stocks
(Identified cost $82,330,882)		56,188,687

Limited Partnership Units — 2.3%

United States — 2.3%
Energy Transfer Equity LP	21,400	$452,182
Enterprise GP Holdings LP	19,900	450,138
Enterprise Products Partners LP	20,800	462,800
Total United States		1,365,120
Total Limited Partnership
Units
(Identified cost $2,007,433)		1,365,120

	Principal
	Amount
Description	(000) (d)	Value
Foreign Government Obligations — 18.6%

Brazil — 8.2%
Brazil NTN-B,
6.00%, 08/15/10	104	818,680
Brazil NTN-F:
10.00%, 07/01/10	1,557	670,936
10.00%, 01/01/12	7,700	3,320,551
Total Brazil		4,810,167

Ghana — 0.5%
Ghanaian Government Bonds:
13.50%, 03/29/10	330	197,851
14.00%, 03/07/11	190	98,746
Total Ghana		296,597

Hungary — 2.8%
Hungarian Government Bonds:
6.00%, 10/12/11	55,000	203,841
7.25%, 06/12/12	240,500	888,646
5.50%, 02/12/14	59,200	189,156
6.75%, 02/24/17	113,420	355,340
Total Hungary		1,636,983

Israel — 0.5%
Israel Government Bond,
6.00%, 02/28/19	1,042	278,272

Mexico — 0.7%
Mexican Bonos:
9.00%, 12/20/12	367	27,691
8.00%, 12/17/15	5,500	396,746
Total Mexico		424,437

Poland — 3.0%
Polish Government Bonds:

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value
5.75%, 03/24/10	3,577	$1,036,429
0.00%, 07/25/11	1,933	489,631
4.75%, 04/25/12	933	259,263
Total Poland		1,785,323

Turkey — 2.6%
Turkish Government Bonds:
14.00%, 01/19/11	1,627	970,671
10.00%, 02/15/12	985	551,317
Total Turkey		1,521,988

Uganda — 0.3%
Uganda Government Bond,
10.00%, 04/01/10	338,000	148,800
Total Foreign Government
Obligations
(Identified cost $12,324,125)		10,902,567

Structured Notes — 3.2%

Brazil — 1.1%
Citigroup Funding, Inc. Brazil
Inflation-Indexed Currency and
Credit Linked Unsecured Notes
NTN-B,
6.00%, 05/18/09 (e)	557	651,725

Colombia — 2.1%
JPMorgan Chase & Co.
Colombian Peso Linked Notes:
12.55%, 11/14/10 (e)	800	587,280
13.99%, 03/05/15 (e)	976	606,877
Total Colombia		1,194,157
Total Structured Notes
(Identified cost $2,332,831)		1,845,882

Supranationals — 0.4%

Zambia — 0.4%
European Investment Bank,
12.25%, 02/26/10
(Identified cost $436,500)	1,600,000	264,194

Description	Shares	Value
Short-Term Investment — 2.9%
SSGA U.S. Treasury Money
Market Fund, 0.00%
(Identified cost $1,672,734) (f)	1,672,734	1,672,734

Total Investments — 123.5%
(Identified cost $101,104,505) (b)	$72,239,184
Liabilities in Excess of Cash and
Other Assets — (23.5)%	(13,767,350)
Net Assets — 100.0%	$58,471,834

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2009:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	04/02/09	865,410	$371,421	$373,062	$1,641	$-
CNY	06/24/09	7,812,282	1,211,000	1,143,757	-	67,243
CNY	09/08/09	1,470,175	217,000	215,564	-	1,436
COP	04/13/09	659,175,000	255,000	259,099	4,099	-
EUR	04/14/09	365,000	462,583	484,925	22,342	-
EUR	04/14/09	160,000	206,632	212,570	5,938	-
EUR	04/20/09	47,287	63,000	62,822	-	178
EUR	07/13/09	608,500	835,257	808,614	-	26,643
EUR	12/17/09	297,000	400,712	395,070	-	5,642
GHC	04/03/09	469,670	331,922	331,857	-	65
GHC	09/22/09	226,000	153,376	140,561	-	12,815
GHC	12/21/09	549,000	356,725	321,749	-	34,976
IDR	05/19/09	3,434,205,000	283,000	293,543	10,543	-
IDR	06/19/09	3,959,700,000	335,000	335,561	561	-
ILS	04/02/09	938,038	226,579	222,310	-	4,269
ILS	04/10/09	424,221	101,348	100,542	-	806
ILS	04/10/09	2,069,680	494,311	490,524	-	3,787
INR	04/13/09	23,748,820	479,000	467,676	-	11,324
INR	05/26/09	30,916,800	608,000	605,855	-	2,145
INR	06/12/09	19,629,610	371,000	384,058	13,058	-
MXN	05/04/09	16,164,000	1,135,312	1,134,277	-	1,035
PEN	05/27/09	2,653,000	839,159	835,262	-	3,897
PEN	06/30/09	744,000	234,589	233,456	-	1,133
PEN	09/28/09	625,000	195,618	194,682	-	936
PLN	05/04/09	630,553	176,176	180,965	4,789	-
RUB	04/21/09	18,361,260	477,909	537,911	60,002	-
TRY	06/23/09	2,303,390	1,618,231	1,357,084	-	261,147
UGX	05/26/09	138,633,000	66,000	64,415	-	1,585
UGX	12/28/09	1,003,304,000	447,904	430,309	-	17,595
ZMK	01/11/10	503,485,000	89,748	78,421	-	11,327
Total Forward Currency Purchase Contracts			$13,043,512	$12,696,501	$122,973	$469,984

Forward Currency Sale Contracts open at March 31, 2009:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	04/02/09	865,410	$364,000	$373,062	$-	$9,062
BRL	05/04/09	486,000	206,958	207,968	-	1,010
BRL	05/05/09	8,693,322	3,531,000	3,719,049	-	188,049
BRL	05/05/09	188,020	79,000	80,436	-	1,436
CNY	06/24/09	1,243,425	177,000	182,044	-	5,044
COP	04/13/09	136,458,000	54,000	53,637	363	-
COP	05/27/09	1,969,042,000	743,596	768,373	-	24,777
COP	08/26/09	961,230,000	358,000	370,745	-	12,745
COP	11/27/09	973,760,000	358,000	371,635	-	13,635
EUR	04/20/09	1,519,500	1,977,211	2,018,722	-	41,511
EUR	04/27/09	1,008,500	1,307,883	1,339,814	-	31,931
EUR	05/04/09	133,000	176,176	176,691	-	515
GHC	04/03/09	469,670	327,000	331,857	-	4,857
GHC	04/27/09	149,000	102,195	103,363	-	1,168
GHC	05/04/09	381,000	263,850	263,850	-	-
HUF	04/14/09	112,000,250	462,583	481,889	-	19,306
HUF	04/14/09	47,606,400	206,632	204,830	1,802	-
HUF	07/13/09	171,049,350	835,257	721,716	113,541	-
IDR	05/19/09	3,005,440,000	256,000	256,894	-	894
ILS	04/02/09	938,038	224,036	222,310	1,726	-
ILS	04/10/09	1,352,911	319,000	320,646	-	1,646
ILS	04/10/09	1,140,990	276,577	270,420	6,157	-
ILS	05/11/09	1,176,491	281,000	278,878	2,122	-
MXN	05/04/09	5,208,856	368,000	365,521	2,479	-
MXN	06/19/09	6,822,000	475,931	475,087	844	-
PEN	05/11/09	3,622,896	1,112,000	1,142,684	-	30,684
PEN	05/26/09	319,761	97,000	100,684	-	3,684
PLN	12/17/09	1,361,597	400,712	390,053	10,659	-
PLN	09/09/09	1,322,034	351,213	378,733	-	27,520
PLN	09/09/09	943,580	280,235	270,315	9,920	-
RUB	04/21/09	18,361,260	498,000	537,911	-	39,911
TRY	04/13/09	1,307,095	758,000	783,612	-	25,612
TRY	04/17/09	522,569	313,000	312,953	47	-
TRY	05/13/09	602,250	365,000	358,300	6,700	-
TRY	06/23/09	268,600	158,000	158,250	-	250
TRY	06/23/09	2,248,816	1,332,000	1,324,930	7,070	-
Total Forward Currency Sale Contracts			$19,396,045	$19,717,862	$163,430	$485,247
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$286,403	$955,231

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $101,104,505, aggregate gross unrealized appreciation was $1,078,247, aggregate gross unrealized depreciation was $29,943,568 and the net unrealized depreciation was $28,865,321.
(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency unless otherwise specified.
(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2009, these securities amounted to 3.2% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of March 31, 2009.
(f)	Rate shown reflects 7 day yield as of March 31, 2009.

Security Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT – Real Estate Investment Trust

Currency Abbreviations:
BRL — Brazilian Real	INR — Indian Rupee
CNY — Chinese Renminbi	MXN — Mexican New Peso
COP — Colombian Peso	PEN — Peruvian New Sol
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RUB — Russian Ruble
HUF — Hungarian Forint	TRY — New Turkish Lira
IDR — Indonesian Rupiah	UGX — Ugandan Shilling
ILS — Israeli Shekel	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):
Industry

Agriculture	1.7%
Alcohol & Tobacco	6.9
Automotive	0.9
Banking	2.8
Cable Television	0.8
Chemicals	2.6
Commercial Services	0.7
Consumer Products	0.8
Drugs	5.5
Electric	0.5
Energy Integrated	10.1
Energy Services	3.8
Financial Services	5.9
Food & Beverages	0.7
Forest & Paper Products	1.8
Gas Utilities	0.8
Insurance	8.4
Leisure & Entertainment	5.4
Manufacturing	3.9
Metals & Mining	2.6
Real Estate	0.2
Retail	2.5
Semiconductors & Components	4.5
Technology Hardware	1.5
Telecommunications	17.5
Transportation	5.6
Subtotal	98.4
Foreign Government Obligations	18.6
Structured Notes	3.2
Supranationals	0.4
Short-Term Investment	2.9
Total Investments	123.5%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2009 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

  Level 1 – unadjusted quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$57,553,807	$-
Level 2	8,809,353	(668,828)
Level 3	5,876,024	-
Total	$72,239,184	$(668,828)

*Other financial instruments are derivative instruments such as forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
In Securities
Balance as of 12/31/08	$7,753,764
Accrued discounts/premiums	23,167
Realized gain (loss)	(347,073)
Change in unrealized
appreciation/depreciation	160,856
Net purchases (sales)	(1,714,690)
Net transfers in and/or out of
Level 3	-
Balance as of 3/31/09	$5,876,024
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/09	$160,856

Accounting Pronouncement:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. SFAS 161 is intended to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosure that enables investors to better understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position. Management has evaluated the application of SFAS 161 to the Fund and has determined that there is no material impact resulting from the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.LazardNet.com as well as on the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2009